Exchange rates in US$ (Tables)	12 Months Ended
Dec. 31, 2020
Foreign exchange rates [abstract]
Summary of principal exchange rate used in preparation of financial statements
The principal exchange rates used in the preparation of the 2020 financial statements were:

	Full-year average			Year-end
	2020	2019	2018	2020	2019	2018
Sterling	1.28	1.28	1.34	1.36	1.31	1.27
Australian dollar	0.69	0.70	0.75	0.77	0.70	0.70
Canadian dollar	0.75	0.75	0.77	0.78	0.77	0.73
Euro	1.14	1.12	1.18	1.23	1.12	1.14
South African rand	0.061	0.069	0.076	0.068	0.071	0.069